UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2013

Date of reporting period:	9/30/2013

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2013, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Shares		Value (Note 1)

	COMMON STOCKS—97.9%

	Austria—0.9%
83,164	Erste Group Bank AG	$2,628,198

	Belgium—2.4%
71,983	Anheuser-Busch InBev NV	7,165,385

	Brazil—2.1%
257,620	Banco Bradesco SA (Preference)	3,531,334
195,580	Itau Unibanco Holding SA, ADR (Preference)	2,761,590
		6,292,924
	Canada—1.3%
69,769	Barrick Gold Corp.	1,299,099
27,700	Potash Corp. of Saskatchewan, Inc.†	866,188
54,847	Potash Corp. of Saskatchewan, Inc. (New York)	1,715,614
		3,880,901
	China—0.7%
1,722,000	PetroChina Co., Ltd.	1,896,089

	Denmark—2.1%
35,822	Novo Nordisk A/S	6,081,767

	France—17.6%
68,889	Accor SA	2,864,861
14,498	Air Liquide SA†	2,019,223
310,237	AXA SA	7,187,436
95,406	Cie de St-Gobain	4,724,609
27,134	Cie Generale d’Optique Essilor International SA	2,918,305
62,057	Danone SA	4,671,192
61,148	JCDecaux SA	2,251,336
28,586	L’Oreal SA	4,909,484
57,562	Legrand SA	3,193,952
4,658	LVMH Moet Hennessy Louis Vuitton SA	917,510
39,449	Pernod-Ricard SA	4,898,704
7,604	Sanofi	771,222
69,880	Schneider Electric SA	5,909,520
18,617	Unibail-Rodamco SE, REIT	4,619,115
		51,856,469
	Germany—9.1%
39,760	Allianz SE, Registered	6,250,321
67,996	Daimler AG, Registered	5,300,373
28,692	Fresenius Medical Care AG & Co. KGaA	1,866,661
17,448	Fresenius SE & Co. KGaA	2,167,368
29,705	Linde AG	5,883,292
74,065	SAP AG	5,477,872
		26,945,887
	Hong Kong—1.7%
242,000	Cheung Kong Holdings, Ltd.	3,675,602

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
360,000	Hang Lung Properties, Ltd.	$1,230,031
		4,905,633
	Italy—1.6%
2,339,137	Intesa Sanpaolo SpA	4,825,866

	Japan—9.2%
50,400	Dentsu, Inc.†	1,912,529
35,700	FANUC Corp.	5,887,349
152,805	Japan Tobacco, Inc.†	5,487,580
79,400	Komatsu, Ltd.†	1,970,157
6,000	Mitsubishi Estate Co., Ltd.	176,774
19,600	SMC Corp.†	4,653,991
110,200	Toyota Motor Corp.	7,029,391
		27,117,771
	Jersey—1.2%
654,403	Glencore Xstrata Plc	3,567,046

	Malaysia—1.8%
914,700	Genting Bhd	2,918,509
857,500	Sime Darby Bhd	2,499,233
		5,417,742
	Netherlands—2.9%
67,206	Heineken NV	4,763,281
117,329	Royal Dutch Shell Plc	3,869,803
		8,633,084
	Singapore—1.6%
98,784	DBS Group Holdings, Ltd.†	1,292,920
208,000	United Overseas Bank, Ltd.	3,427,014
		4,719,934
	Spain—4.0%
704,389	Banco Bilbao Vizcaya Argentaria SA	7,871,227
473,784	Banco Santander SA	3,863,700
		11,734,927
	Sweden—6.1%
199,800	Atlas Copco AB	5,850,959
144,100	Investor AB	4,372,306
254,813	Sandvik AB	3,520,842
275,839	Volvo AB	4,131,126
		17,875,233
	Switzerland—14.7%
172,574	ABB, Ltd., Registered*	4,081,780
63,286	Cie Financiere Richemont SA, Registered	6,340,147
55,714	Holcim, Ltd., Registered*	4,146,129
75,135	Nestle SA, Registered	5,254,922
84,297	Novartis AG, Registered	6,478,290
29,274	Roche Holding AG	7,895,094
10,262	Syngenta AG, Registered	4,191,721

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
242,223	UBS AG, Registered*	$4,955,079
		43,343,162
	Taiwan—1.4%
246,826	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	4,186,169

	United Kingdom—13.7%
86,388	Anglo American Plc	2,122,978
288,233	BG Group Plc	5,508,457
10,027	BHP Billiton Plc	295,436
79,311	British American Tobacco Plc	4,206,916
173,009	CRH Plc	4,139,648
197,752	Diageo Plc	6,290,769
5,535,434	Lloyds Banking Group Plc*	6,593,739
136,739	Pearson Plc	2,782,582
33,584	Reckitt Benckiser Group Plc	2,457,487
332,032	Rolls-Royce Holdings Plc*	5,977,299
		40,375,311
	United States—1.8%
163,816	Freeport-McMoRan Copper & Gold, Inc.	5,419,033

	TOTAL COMMON STOCKS (Cost $248,811,811)	288,868,531

			Expiration Date

	RIGHTS—0.0%

	Spain—0.0%
692,288	Banco Bilbao Vizcaya Argentaria SA(BBVA RIGHT)†, *
	(Cost $92,678)		10/14/2013	94,593

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—4.4%

$5,494,624	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2013	5,494,624

Shares

7,351,948	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		7,351,948

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,846,572)			12,846,572

	TOTAL INVESTMENTS AT MARKET VALUE—102.3% (Cost $261,751,061)			301,809,696
	Liabilities in Excess of Other Assets—(2.3)%			(6,734,181)
	NET ASSETS—100.0%			$295,075,515

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                        Non-income producing security

†                        Denotes all or a portion of security on loan (Note 1)

††                 Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2013, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	12.5%
Machinery	8.8%
Beverages	7.8%
Pharmaceuticals	7.2%
Chemicals	5.0%
Electrical Equipment	4.5%
Insurance	4.5%
Metals and Mining	4.3%
Automobiles	4.2%
Oil, Gas and Consumable Fuels	3.8%
Food Products	3.3%
Tobacco	3.3%
Construction Materials	2.8%
Textiles, Apparel and Luxury Goods	2.5%
Media	2.3%
Aerospace & Defense	2.0%
Hotels, Restaurants & Leisure	2.0%
Software	1.9%
Capital Markets	1.7%
Personal Products	1.7%
Real Estate Management and Development	1.7%
Building Products	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Diversified Financial Services	1.5%
Health Care Providers and Services	1.4%
Semiconductors and Semiconductor Equipment	1.4%
Health Care Equipment and Supplies	1.0%
Household Products	0.8%
Industrial Conglomerates	0.8%
Short-Term Investments	4.4%
Total	102.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Shares		Value (Note 1)

	COMMON STOCKS—99.0%

	Aerospace & Defense—8.9%
98,600	European Aeronautic Defence and Space Co. NV, SP ADR	$6,308,428
31,525	Precision Castparts Corp.	7,163,741
23,100	Rolls-Royce Holdings Plc, SP ADR*	2,110,185
		15,582,354
	Beverages—2.8%
70,100	Monster Beverage Corp.*	3,662,725
23,600	SABMiller Plc, SP ADR	1,196,992
		4,859,717
	Biotechnology—10.4%
43,460	Alexion Pharmaceuticals, Inc.*	5,048,314
85,600	Celgene Corp.*	13,176,408
		18,224,722
	Capital Markets—3.6%
23,275	BlackRock, Inc.	6,298,680

	Chemicals—10.0%
58,000	Ecolab, Inc.	5,728,080
71,400	Monsanto Co.	7,452,018
35,900	Praxair, Inc.	4,315,539
		17,495,637
	Health Care Equipment and Supplies—2.9%
13,370	Intuitive Surgical, Inc.*	5,030,730

	Hotels, Restaurants & Leisure—13.2%
114,300	Las Vegas Sands Corp.	7,591,806
54,600	Starbucks Corp.	4,202,562
30,700	Wynn Resorts, Ltd.†	4,850,907
91,400	Yum! Brands, Inc.	6,525,046
		23,170,321
	Internet Software and Services—13.0%
134,800	eBay, Inc.*	7,520,492
7,640	Google, Inc., Class A*	6,691,952
162,400	Tencent Holdings, Ltd., ADR	8,532,496
		22,744,940
	IT Services—8.5%
29,400	Cognizant Technology Solutions Corp., Class A*	2,414,328
7,800	MasterCard, Inc., Class A	5,247,684
38,100	Visa, Inc., Class A†	7,280,910
		14,942,922
	Media—7.9%
78,500	Discovery Communications, Inc., Class A†, *	6,626,970

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Media (Continued)
109,900	Time Warner, Inc.			$7,232,519
				13,859,489
	Multiline Retail—3.7%
116,100	Dollar General Corp.*			6,555,006

	Oil, Gas and Consumable Fuels—2.7%
135,400	Kinder Morgan, Inc./DE			4,816,178

	Personal Products—3.1%
77,200	Estee Lauder Cos., Inc. (The), Class A			5,396,280

	Road and Rail—3.4%
38,605	Union Pacific Corp.			5,996,901

	Software—2.1%
48,800	SAP AG, SP ADR†			3,607,296

	Specialty Retail—2.8%
87,900	TJX Cos., Inc.			4,956,681

	TOTAL COMMON STOCKS (Cost $138,173,125)			173,537,854

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—6.4%

$1,413,837	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2013	1,413,837

Shares

9,773,925	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		9,773,925

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,187,762)			11,187,762

	TOTAL INVESTMENTS AT MARKET VALUE—105.4% (Cost $149,360,887)			184,725,616
	Liabilities in Excess of Other Assets—(5.4)%			(9,521,481)
	NET ASSETS—100.0%			$175,204,135

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2013, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Consumer Discretionary	27.7%
Information Technology	23.5%
Health Care	13.3%
Industrials	12.3%
Materials	10.0%
Consumer Staples	5.9%
Financials	3.6%
Energy	2.7%
Short-Term Investments	6.4%
Total	105.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Shares		Value (Note 1)

	COMMON STOCKS—94.5%

	Aerospace & Defense—0.6%
48,890	Orbital Sciences Corp.*	$1,035,490

	Air Freight and Logistics—1.3%
30,100	Hub Group, Inc., Class A*	1,180,823
83,100	UTi Worldwide, Inc.	1,255,641
		2,436,464
	Airlines—4.9%
16,900	Alaska Air Group, Inc.	1,058,278
95,300	JetBlue Airways Corp.†, *	634,698
212,300	United Continental Holdings, Inc.*	6,519,733
33,100	US Airways Group, Inc.*	627,576
		8,840,285
	Auto Components—1.8%
16,200	Autoliv, Inc.	1,415,718
42,800	Modine Manufacturing Co.*	626,164
7,700	Tenneco, Inc.*	388,850
11,300	TRW Automotive Holdings Corp.*	805,803
		3,236,535
	Biotechnology—1.3%
6,300	BioMarin Pharmaceutical, Inc.*	454,986
47,200	InterMune, Inc.†, *	725,464
2,600	Intrexon Corp.†, *	61,594
36,500	Myriad Genetics, Inc.†, *	857,750
87,400	Nanosphere, Inc.†, *	174,800
		2,274,594
	Building Products—2.3%
12,600	Apogee Enterprises, Inc.	373,968
6,900	Armstrong World Industries, Inc.*	379,224
35,000	Lennox International, Inc.	2,634,100
14,100	Trex Co., Inc.†, *	698,373
		4,085,665
	Capital Markets—1.3%
15,800	LPL Financial Holdings, Inc.	605,298
28,200	Raymond James Financial, Inc.	1,175,094
11,500	Waddell & Reed Financial, Inc., Class A	592,020
		2,372,412
	Chemicals—3.5%
19,700	Albemarle Corp.	1,239,918
25,600	Cabot Corp.	1,093,376
8,900	Celanese Corp., Series A	469,831
20,400	FMC Corp.	1,463,088
42,900	Kraton Performance Polymers, Inc.*	840,411

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
48,700	Tronox, Ltd., Class A	$1,191,689
		6,298,313
	Commercial Banks—2.5%
278,000	CapitalSource, Inc.	3,302,640
45,930	Popular, Inc.*	1,204,744
		4,507,384
	Commercial Services & Supplies—0.7%
33,930	KAR Auction Services, Inc.	957,165
15,220	Ritchie Bros. Auctioneers, Inc.†	307,140
		1,264,305
	Communications Equipment—0.5%
15,500	ADTRAN, Inc.†	412,920
28,014	Arris Group, Inc.*	477,919
		890,839
	Construction and Engineering—2.2%
21,600	Foster Wheeler AG*	568,944
9,600	Jacobs Engineering Group, Inc.*	558,528
26,000	KBR, Inc.	848,640
30,500	Primoris Services Corp.	776,835
43,800	Quanta Services, Inc.*	1,204,938
		3,957,885
	Construction Materials—2.9%
44,300	Caesarstone Sdot-Yam, Ltd.*	2,023,624
33,300	Eagle Materials, Inc.	2,415,915
7,700	Martin Marietta Materials, Inc.†	755,909
		5,195,448
	Consumer Finance—0.5%
36,400	Green Dot Corp., Class A*	958,412

	Containers and Packaging—1.5%
94,350	Berry Plastics Group, Inc.*	1,884,169
14,300	Packaging Corp. of America	816,387
		2,700,556
	Diversified Consumer Services—0.7%
27,200	K12, Inc.†, *	839,936
7,500	Sotheby’s	368,475
		1,208,411
	Diversified Financial Services—0.7%
44,365	Leucadia National Corp.	1,208,503

	Diversified Telecommunication Services—2.2%
85,700	Cogent Communications Group, Inc.†	2,763,825

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Diversified Telecommunication Services (Continued)
116,800	Premiere Global Services, Inc.*	$1,163,328
		3,927,153
	Electrical Equipment—0.6%
11,000	Hubbell, Inc., Class B	1,152,140

	Electronic Equipment, Instruments & Components—6.8%
51,200	Belden, Inc.	3,279,360
52,500	DTS, Inc.*	1,102,500
168,600	Flextronics International, Ltd.*	1,532,574
25,600	Itron, Inc.†, *	1,096,448
40,900	Jabil Circuit, Inc.	886,712
59,600	Rogers Corp.*	3,545,008
26,300	Universal Display Corp.†, *	842,389
		12,284,991
	Energy Equipment and Services—1.9%
17,300	Atwood Oceanics, Inc.*	952,192
16,000	Dril-Quip, Inc.*	1,836,000
90,200	McDermott International, Inc.*	670,186
		3,458,378
	Health Care Equipment and Supplies—8.8%
28,600	Cooper Cos., Inc. (The)	3,709,134
129,500	Dexcom, Inc.*	3,655,785
9,700	Edwards Lifesciences Corp.*	675,411
6,700	HeartWare International, Inc.*	490,507
102,400	Insulet Corp.†, *	3,710,976
74,740	MAKO Surgical Corp.†, *	2,205,578
64,300	Symmetry Medical, Inc.*	524,688
36,260	Syneron Medical, Ltd.*	312,561
215,800	Unilife Corp.†, *	716,456
		16,001,096
	Health Care Providers and Services—1.3%
20,822	Catamaran Corp.*	956,771
14,600	Mednax, Inc.†, *	1,465,840
		2,422,611
	Household Durables—0.7%
20,400	Harman International Industries, Inc.	1,351,092

	Industrial Conglomerates—0.4%
10,800	Carlisle Cos., Inc.	759,132

	Insurance—2.1%
10,800	Everest Re Group, Ltd.	1,570,428
19,500	HCC Insurance Holdings, Inc.	854,490
32,900	W. R. Berkley Corp.	1,410,094
		3,835,012
	Internet Software and Services—3.2%
24,000	Akamai Technologies, Inc.*	1,240,800
90,200	Brightcove, Inc.†, *	1,014,750

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
15,000	comScore, Inc.*	$434,550
25,600	IntraLinks Holdings, Inc.*	225,280
102,540	QuinStreet, Inc.*	969,003
67,600	Responsys, Inc.*	1,115,400
24,370	Web.com Group, Inc.*	788,126
		5,787,909
	IT Services—0.5%
9,200	Global Payments, Inc.	469,936
19,600	Verifone Systems, Inc.*	448,056
		917,992
	Life Sciences Tools and Services—1.1%
16,700	Illumina, Inc.†, *	1,349,861
31,200	QIAGEN NV*	667,680
		2,017,541
	Machinery—4.0%
7,400	Dynamic Materials Corp.	171,532
42,300	Harsco Corp.	1,053,270
118,800	Meritor, Inc.*	933,768
16,700	Pall Corp.	1,286,568
7,000	Pentair, Ltd.	454,580
183,400	Wabash National Corp.†, *	2,138,444
14,100	WABCO Holdings, Inc.*	1,188,066
		7,226,228
	Marine—0.4%
8,900	Kirby Corp.†, *	770,295

	Media—2.0%
41,800	Imax Corp.†, *	1,264,032
65,300	Lions Gate Entertainment Corp.†, *	2,288,765
		3,552,797
	Metals and Mining—2.3%
30,300	Agnico-Eagle Mines, Ltd.†	802,041
42,000	Allegheny Technologies, Inc.†	1,281,840
90,600	Globe Specialty Metals, Inc.†	1,396,146
51,400	Horsehead Holding Corp.*	640,444
		4,120,471
	Oil, Gas and Consumable Fuels—7.1%
16,400	Bonanza Creek Energy, Inc.†, *	791,464
49,800	Cabot Oil & Gas Corp.	1,858,536
73,500	Carrizo Oil & Gas, Inc.†, *	2,742,285
15,300	CONSOL Energy, Inc.	514,845
16,200	Continental Resources, Inc.†, *	1,737,612
26,100	InterOil Corp.†, *	1,861,191
237,120	KiOR, Inc., Class A†, *	668,678
38,300	Rex Energy Corp.*	854,090
119,600	SandRidge Energy, Inc.†, *	700,856

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
31,300	World Fuel Services Corp.†	$1,167,803
		12,897,360
	Pharmaceuticals—0.8%
8,200	Actavis, Inc.*	1,180,800
2,800	Perrigo Co.	345,464
		1,526,264
	Professional Services—0.7%
70,100	RPX Corp.*	1,228,853

	Road and Rail—0.4%
6,600	Kansas City Southern	721,776

	Semiconductors and Semiconductor Equipment—9.1%
26,800	Altera Corp.	995,888
54,100	Atmel Corp.*	402,504
12,700	Cabot Microelectronics Corp.*	489,204
100,000	Cypress Semiconductor Corp.†, *	934,000
86,400	Fairchild Semiconductor International, Inc.*	1,200,096
64,400	Integrated Device Technology, Inc.*	606,648
35,000	International Rectifier Corp.*	866,950
43,000	Maxim Integrated Products, Inc.	1,281,400
35,700	Microsemi Corp.*	865,725
68,800	Monolithic Power Systems, Inc.	2,083,264
78,700	ON Semiconductor Corp.*	574,510
12,400	Silicon Laboratories, Inc.*	529,604
41,370	Skyworks Solutions, Inc.*	1,027,631
63,500	SunEdison, Inc.*	506,095
21,800	Synaptics, Inc.†, *	965,304
26,600	Tessera Technologies, Inc.	514,710
141,700	TriQuint Semiconductor, Inc.*	1,152,021
49,500	Ultratech, Inc.*	1,499,850
		16,495,404
	Software—2.9%
26,300	Advent Software, Inc.	835,025
42,000	Electronic Arts, Inc.*	1,073,100
105,434	Rovi Corp.*	2,021,170
5,400	Seachange International, Inc.*	61,938
98,600	TiVo, Inc.*	1,226,584
		5,217,817
	Specialty Retail—1.0%
39,540	Chico’s FAS, Inc.	658,736
47,700	Select Comfort Corp.†, *	1,161,495
		1,820,231
	Textiles, Apparel and Luxury Goods—0.8%
15,700	Hanesbrands, Inc.	978,267

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Textiles, Apparel and Luxury Goods (Continued)
23,000	Vera Bradley, Inc.†, *	$472,880
		1,451,147
	Trading Companies and Distributors—1.9%
63,574	MRC Global, Inc.*	1,703,783
17,800	Watsco, Inc.	1,678,006
		3,381,789
	Wireless Telecommunication Services—2.3%
515,500	NII Holdings, Inc.†, *	3,129,085
12,600	SBA Communications Corp., Class A*	1,013,796
		4,142,881
	TOTAL COMMON STOCKS (Cost $105,817,236)	170,939,861

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—22.7%

$9,705,610	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2013	9,705,610

Shares

31,470,658	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%	31,470,658

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,176,268)		41,176,268

	TOTAL INVESTMENTS AT MARKET VALUE—117.2% (Cost $146,993,504)		212,116,129
	Liabilities in Excess of Other Assets—(17.2)%		(31,172,314)
	NET ASSETS—100.0%		$180,943,815

Notes to the Schedule of Investments:

*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2013, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	23.0%
Industrials	20.4%
Health Care	13.4%
Materials	10.1%
Energy	9.0%
Financials	7.1%
Consumer Discretionary	7.0%
Telecommunication Services	4.5%
Short-Term Investments	22.7%
Total	117.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

Shares		Value (Note 1)

	COMMON STOCKS—98.4%

	Aerospace & Defense—6.9%
10,100	Alliant Techsystems, Inc.	$985,356
39,000	Exelis, Inc.	612,690
4,200	General Dynamics Corp.	367,584
6,000	Huntington Ingalls Industries, Inc.	404,400
11,300	L-3 Communications Holdings, Inc.	1,067,850
12,400	Northrop Grumman Corp.	1,181,224
15,100	Raytheon Co.	1,163,757
		5,782,861
	Airlines—1.2%
29,800	Delta Air Lines, Inc.	702,982
21,800	Southwest Airlines Co.	317,408
		1,020,390
	Auto Components—2.8%
15,500	Goodyear Tire & Rubber Co. (The)*	347,975
14,300	Lear Corp.†	1,023,451
11,500	Magna International, Inc.	949,440
		2,320,866
	Biotechnology—4.7%
8,200	Amgen, Inc.	917,908
4,200	Biogen Idec, Inc.*	1,011,192
6,700	Celgene Corp.*	1,031,331
12,700	United Therapeutics Corp.†, *	1,001,395
		3,961,826
	Capital Markets—1.9%
10,300	Goldman Sachs Group, Inc. (The)	1,629,563

	Chemicals—1.7%
2,200	CF Industries Holdings, Inc.	463,826
12,500	LyondellBasell Industries NV, Class A	915,375
		1,379,201
	Commercial Banks—6.1%
58,200	Fifth Third Bancorp.	1,049,928
120,500	Huntington Bancshares, Inc./OH	995,330
88,700	KeyCorp.	1,011,180
4,300	PNC Financial Services Group, Inc.	311,535
33,400	Regions Financial Corp.	309,284
35,400	Wells Fargo & Co.	1,462,728
		5,139,985
	Computers and Peripherals—3.1%
600	Apple, Inc.	286,050
13,800	SanDisk Corp.	821,238
9,800	Seagate Technology Plc	428,652

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Computers and Peripherals (Continued)
16,000	Western Digital Corp.	$1,014,400
		2,550,340
	Construction and Engineering—1.1%
13,600	AECOM Technology Corp.*	425,272
8,600	URS Corp.	462,250
		887,522
	Consumer Finance—2.7%
22,900	Discover Financial Services	1,157,366
42,800	SLM Corp.	1,065,720
		2,223,086
	Containers and Packaging—1.5%
12,400	Packaging Corp. of America	707,916
5,000	Rock Tenn Co., Class A	506,350
		1,214,266
	Diversified Financial Services—4.6%
29,800	Bank of America Corp.	411,240
12,900	CBOE Holdings, Inc.	583,467
3,300	Citigroup, Inc.	160,083
52,400	JPMorgan Chase & Co.	2,708,556
		3,863,346
	Diversified Telecommunication Services—2.0%
17,500	AT&T, Inc.	591,850
49,400	Frontier Communications Corp.†	205,998
18,600	Verizon Communications, Inc.	867,876
		1,665,724
	Electric Utilities—4.2%
25,100	American Electric Power Co., Inc.	1,088,085
23,500	Edison International	1,082,410
16,100	Entergy Corp.	1,017,359
9,800	PPL Corp.	297,724
		3,485,578
	Electronic Equipment, Instruments & Components—2.8%
19,800	Avnet, Inc.	825,858
60,000	Flextronics International, Ltd.*	545,400
42,500	Ingram Micro, Inc., Class A*	979,625
		2,350,883
	Energy Equipment and Services—2.1%
14,800	Diamond Offshore Drilling, Inc.†	922,336

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
17,700	Halliburton Co.	$852,255
		1,774,591
	Food and Staples Retailing—1.2%
24,600	Kroger Co. (The)	992,364

	Food Products—2.2%
9,700	Hershey Co. (The)†	897,250
34,500	Tyson Foods, Inc., Class A	975,660
		1,872,910
	Health Care Providers and Services—8.1%
7,100	Aetna, Inc.	454,542
15,700	AmerisourceBergen Corp.	959,270
14,500	Cigna Corp.	1,114,470
11,600	Humana, Inc.†	1,082,628
7,700	McKesson Corp.	987,910
18,200	Omnicare, Inc.	1,010,100
13,500	WellPoint, Inc.	1,128,735
		6,737,655
	Household Durables—1.0%
5,900	Whirlpool Corp.	863,996

	Independent Power Producers and Energy Traders—1.2%
76,500	AES Corp./VA	1,016,685

	Insurance—12.4%
6,300	Allied World Assurance Co. Holdings AG	626,157
23,400	Allstate Corp. (The)	1,182,870
13,200	American Financial Group, Inc./OH	713,592
30,600	American International Group, Inc.	1,488,078
17,900	Assurant, Inc.	968,390
13,500	Axis Capital Holdings, Ltd.	584,685
13,000	Chubb Corp.	1,160,380
7,300	Everest Re Group, Ltd.	1,061,493
21,100	Hartford Financial Services Group, Inc. (The)	656,632
5,700	Lincoln National Corp.†	239,343
14,100	Travelers Cos., Inc. (The)	1,195,257
7,400	Unum Group	225,256
7,500	XL Group Plc	231,150
		10,333,283
	IT Services—1.1%
25,700	Amdocs, Ltd.	941,648

	Machinery—0.7%
12,000	Oshkosh Corp.*	587,760

	Multi-Utilities—0.2%
2,600	DTE Energy Co.	171,548

	Oil, Gas and Consumable Fuels—12.6%
21,400	Chevron Corp.	2,600,100
17,300	ConocoPhillips	1,202,523

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
1,400	CVR Energy, Inc.†	$53,928
37,300	Exxon Mobil Corp.	3,209,292
6,200	Hess Corp.	479,508
31,300	Marathon Oil Corp.	1,091,744
400	Marathon Petroleum Corp.	25,728
15,400	Murphy Oil Corp.	928,928
7,500	Occidental Petroleum Corp.	701,550
3,300	SM Energy Co.	254,727
		10,548,028
	Personal Products—1.4%
11,300	Avon Products, Inc.	232,780
9,500	Nu Skin Enterprises, Inc., Class A	909,530
		1,142,310
	Pharmaceuticals—0.2%
3,300	Questcor Pharmaceuticals, Inc.†	191,400

	Real Estate Investment Trusts (REITs)—0.5%
11,200	Equity Lifestyle Properties, Inc., REIT	382,704

	Real Estate Management and Development—0.3%
12,100	CBRE Group, Inc.*	279,873

	Road and Rail—0.2%
1,100	Union Pacific Corp.	170,874

	Semiconductors and Semiconductor Equipment—1.1%
81,200	Marvell Technology Group, Ltd.†	933,800

	Software—0.8%
13,400	CA, Inc.	397,578
12,000	Symantec Corp.	297,000
		694,578
	Specialty Retail—2.8%
24,600	Best Buy Co., Inc.	922,500
16,900	GameStop Corp., Class A†	839,085
14,700	Gap, Inc. (The)	592,116
		2,353,701
	Tobacco—1.0%
18,000	Lorillard, Inc.	806,040

	TOTAL COMMON STOCKS (Cost $75,156,366)	82,271,185

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—9.1%

$1,225,780	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2013	1,225,780

Shares

6,390,576	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%	6,390,576

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,616,356)		7,616,356

	TOTAL INVESTMENTS AT MARKET VALUE—107.5% (Cost $82,772,722)		89,887,541
	Liabilities in Excess of Other Assets—(7.5)%		(6,308,374)
	NET ASSETS—100.0%		$83,579,167

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2013, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.5%
Energy	14.8%
Health Care	13.0%
Industrials	10.1%
Information Technology	8.9%
Consumer Discretionary	6.6%
Consumer Staples	5.8%
Utilities	5.6%
Materials	3.1%
Telecommunication Services	2.0%
Short-Term Investments	9.1%
Total	107.5%

The accompanying notes are an integral part of these Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2013, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2013, (i) all of the Funds’  long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The Fund had significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$194,266,529	$—	$—	$194,266,529

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December 31, 2012.

During the period ended September 30, 2013, financial assets with a combined market value of $194,266,529 held by M International Equity Fund transferred from Level 2 to Level 1 due to these securities changing price sources in the period.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2013, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$7,099,961	$7,351,948
M Large Cap Growth Fund	9,490,613	9,773,925
M Capital Appreciation Fund	30,545,100	31,470,658
M Large Cap Value Fund	6,209,532	6,390,576

2.    Tax Information

As of September 30, 2013, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$248,904,489	$49,357,188	$(9,298,553)	$40,058,635
M Large Cap Growth Fund	138,173,125	37,230,892	(1,866,163)	35,364,729
M Capital Appreciation Fund	105,817,236	69,547,196	(4,424,571)	65,122,625
M Large Cap Value Fund	75,156,366	8,210,223	(1,095,404)	7,114,819

The Funds did not have any unrecognized tax benefits as of September 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2010 through December 2012. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/6/2013

		By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/6/2013